Depreciation, Amortization And Impairment Losses Property, Plant and Financial Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation, Amortization And Impairment Losses Property, Plant and Financial Assets

30.DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS-IFRS 9

a)	The detail of depreciation, amortization and impairment losses for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019 ThUS$	2018 ThUS$	2017 ThUS$

Depreciation	(498,867)	(511,326)	(407,535)
Amortization	(449,463)	(351,114)	(240,579)

Subtotal	(948,330)	(862,440)	(648,114)

b)	The detail of the items related to impairment for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Generation			Distribution			Other			For the year ended December 31,
(*) Information on Impairment Losses	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Asset and group of assets held for sale (See Note 5)	—	—	—	3,433	(5,234)					3,433	(5,234)	—
Property, plants and equipment (see note 18)	(1,307)	66,987	(10,242)	—		54,819				(1,307)	66,987	44,577
Total impairment (losses) reversals recognized in profit	(1,307)	66,987	(10,242)	3,433	(5,234)	54,819	—	—	—	2,126	61,753	44,577
Other assets	—	(536)	304	(119,325)	(6,495)	(153)	(550)	(799)	(356)	(119,875)	(7,830)	(205)
Trade accounts receivable and other accounts receivable (see note 11)	645	(4,462)	(1,296)	(159,909)	(110,209)	(122,824)	14			(159,250)	(114,671)	(124,120)
Impairment profit and reversals from impairment losses in accordance with IFRS 9	645	(4,998)	(992)	(279,234)	(116,704)	(122,977)	(536)	(799)	(356)	(279,125)	(122,501)	(124,325)